Investments (Details) - Schedule of Investments at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 2 [Member] | Corporate Debt Securities [Member]
Corporate debt securities:
Corporate debt securities amount		$ 6,441